Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
17.	Inventories

	December 31, 2018
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	1,814,992	(36,157)	1,778,835

	December 31, 2019
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	1,831,140	(63,498)	1,767,642

The cost of inventories recognized as an expense for the year:

	2018	2019
	NT$000	NT$000
Cost of revenue	15,057,605	16,372,032
Loss on abandonment	5,497	12,369
Allowance for (reversal of) inventory valuation and obsolescence loss	(13,070)	27,341

	15,050,032	16,411,742

a)	Reversal of allowance for inventory valuation and obsolescence loss was recognized due to the change in net realizable market value.

b)	No inventories of the Group were pledged to others.